Fair Value Measurements - Schedule of Financial Instruments Outstanding Measured at Fair Value on Recurring and Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Recurring
Forward contracts	$ (7,000)
Carrying Amount [Member]
Recurring
Forward contracts	(6,734)	$ (28,784)
Non-recurring
Debt	(752,520)	(843,883)
Fair value [Member]
Recurring
Forward contracts	(6,734)	(28,784)
Non-recurring
Debt	(777,072)	(777,634)
Level 2 [Member]
Recurring
Forward contracts	(6,734)	(28,784)
Non-recurring
Debt	(728,072)	(707,492)
Level 3 [Member]
Non-recurring
Debt	$ (49,000)	$ (70,142)